Financial Instruments and Risk Management - Additional Information (Details) $ in Millions						1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 19, 2023	Dec. 05, 2023	Jun. 14, 2023 USD ($)	Apr. 13, 2023 BRL (R$)	Apr. 13, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	May 12, 2023 BRL (R$)	Dec. 31, 2020 BRL (R$)
Financial instruments and risk management [line items]
Interest on swap settled in cash flow								R$ 99,000,000	R$ 95,000,000
Percentage of fair value of loans and debentures on CDI rates								123.85%
Cash flow hedge partially disassembled | $						$ 369
Gain on cash flow hedge dismantled							R$ 283,000,000
Hedge dismantled on cash inflow							241,000,000
Short-term hedge			$ 376	R$ 5,111,000	$ 392
Maturity of short-term hedge contract	Dec. 19, 2023	Dec. 05, 2023
Settlement of forward exchange derivative contract								R$ 117,000,000
Derivative adjustment								177,000,000	438,000,000
Total current								368,000,000	612,000,000
Notional amount								445,000,000	996,000,000
Fair value of financial instrument								497,000,000
Appreciation to excahange of foreign currencies, amount								R$ 4,980,000
Average foreign currencies exchange rate								2.86
Estimated contract credits in arrears receivable								R$ 910,000,000	820,000,000
Minimum equity required for concession of credit								R$ 800,000,000
Basel ratio percentage required above minimum set by regulating bank								1.00%
Percentage of estimated IPCA inflation index								4.23%
Percentage of estimated IGPM inflation index								3.81%
Percentage of maximum portfolio limit per bank entity								30.00%
Percentage of minimum fedreal risk concentrate								50.00%
Percentage of regulatory agent limits for consumer exposure								100.00%
Minimum [Member]
Financial instruments and risk management [line items]
Percentage of fair value of loans and debentures on CDI rates								1.18%
Percentage of fair value of loans and debentures on IPCA								4.10%
Percentage of regulatory agent margin distributor supply								95.00%
Maximum [Member]
Financial instruments and risk management [line items]
Percentage of fair value of loans and debentures on CDI rates								6.96%
Percentage of fair value of loans and debentures on IPCA								7.62%
Percentage of regulatory agent margin distributor supply								105.00%
Probable Ccenario [Member]
Financial instruments and risk management [line items]
Financial instrument positive effect on swap and call spread, amount								R$ 129,000,000
Percentage of estimated IPCA inflation index								4.23%
Percentage of estimated IGPM inflation index								3.81%
Swap Contracts [Member]
Financial instruments and risk management [line items]
Notional amount								R$ 445,000,000	997,000,000
Put option - SAAG [member]
Financial instruments and risk management [line items]
Derivative financial liabilities								0	672,000,000	R$ 636,000,000	R$ 780,000,000	R$ 536,000,000
Adjustment to fair value							R$ 25,000,000	R$ 58,000,000	R$ 36,000,000	R$ 100,000,000
Selic interest rate [Member] | Probable Ccenario [Member]
Financial instruments and risk management [line items]
Significant interest rate risk								9.25%
TJLP interest rate [member] | Probable Ccenario [Member]
Financial instruments and risk management [line items]
Significant interest rate risk								6.27%